Income Taxes (Schedule Of Income Tax Expense From Continuing Operations Percentage) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit	1.40%	1.20%	0.80%
Tax effect of foreign operations	(8.60%)	(5.80%)	(4.80%)
Deferred tax on undistributed foreign earnings	(0.50%)	3.70%	0.00%
Change in valuation allowance	(1.40%)	(12.70%)	(1.00%)
Change in uncertain tax positions, net	(1.10%)	0.60%	(1.70%)
Production activities deduction	(2.00%)	(1.20%)	(1.00%)
Other permanent differences, net	(0.60%)	(0.30%)	(0.80%)
Other, net	(0.60%)	(1.10%)	(0.20%)
Effective tax rate	21.60%	19.40%	26.30%